Report of the directors financial review risk report - Scenario weightings (Details) - market	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Markets with lower uncertainty	4
Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus Upside scenario allowance for ECL | UK
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus Upside scenario allowance for ECL | US
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus Upside scenario allowance for ECL | Hong Kong
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus Upside scenario allowance for ECL | Mainland China
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus Upside scenario allowance for ECL | France
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus Upside scenario allowance for ECL | UAE
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus Upside scenario allowance for ECL | Mexico
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Probability	75.00%	75.00%
Consensus Central scenario allowance for ECL | UK
Disclosure of financial assets [line items]
Probability	65.00%	75.00%
Consensus Central scenario allowance for ECL | US
Disclosure of financial assets [line items]
Probability	65.00%	75.00%
Consensus Central scenario allowance for ECL | Hong Kong
Disclosure of financial assets [line items]
Probability	65.00%	75.00%
Consensus Central scenario allowance for ECL | Mainland China
Disclosure of financial assets [line items]
Probability	65.00%	75.00%
Consensus Central scenario allowance for ECL | France
Disclosure of financial assets [line items]
Probability	65.00%	75.00%
Consensus Central scenario allowance for ECL | UAE
Disclosure of financial assets [line items]
Probability	65.00%	75.00%
Consensus Central scenario allowance for ECL | Mexico
Disclosure of financial assets [line items]
Probability	65.00%	75.00%
Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus Downside scenario allowance for ECL | UK
Disclosure of financial assets [line items]
Probability	20.00%	10.00%
Consensus Downside scenario allowance for ECL | US
Disclosure of financial assets [line items]
Probability	20.00%	10.00%
Consensus Downside scenario allowance for ECL | Hong Kong
Disclosure of financial assets [line items]
Probability	20.00%	10.00%
Consensus Downside scenario allowance for ECL | Mainland China
Disclosure of financial assets [line items]
Probability	20.00%	10.00%
Consensus Downside scenario allowance for ECL | France
Disclosure of financial assets [line items]
Probability	20.00%	10.00%
Consensus Downside scenario allowance for ECL | UAE
Disclosure of financial assets [line items]
Probability	20.00%	10.00%
Consensus Downside scenario allowance for ECL | Mexico
Disclosure of financial assets [line items]
Probability	20.00%	10.00%
Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside 2 scenario allowance for ECL | UK
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside 2 scenario allowance for ECL | US
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside 2 scenario allowance for ECL | Hong Kong
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside 2 scenario allowance for ECL | Mainland China
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside 2 scenario allowance for ECL | France
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside 2 scenario allowance for ECL | UAE
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside 2 scenario allowance for ECL | Mexico
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside scenarios
Disclosure of financial assets [line items]
Probability	25.00%